CAPITAL STOCK (Tables)	12 Months Ended
Dec. 31, 2024
CAPITAL STOCK
Summary of issued and outstanding capital stock

	Common shares
	Number	Amount
Balance as of December 31, 2022, 2023 and 2024	10,739,285	$312.9